Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 357,938	¥ 207,743	¥ 207,407
Downward adjustments and impairments	11,002	5,345	6,519
Upward adjustments	¥ 13,764	¥ 13,015	¥ 11,623